Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2026	2025	2024
	AUD$	AUD$	AUD$
Cash at bank and in hand	147,581	2,309,303	514,140
Total cash and cash equivalents	147,581	2,309,303	514,140